Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill [Abstract]
Schedule of Goodwill	The following table summarizes the Company's carrying amount of goodwill during the nine months ended September 30, 2023 and the year ended December 31, 2022:
Goodwill
Balance at December 31, 2021	$5,805,438
Acquisition	-
Impairment	-
Balance at December 31, 2022	$5,805,438
Acquisition	-
Impairment	(4,125,460)
Balance at September 30, 2023	$1,679,978
The following table summarizes the Company’s carrying amount of goodwill during the years ended December 31, 2022 and December 31, 2021:
Goodwill
Balance at December 31, 2020	$-
Acquisition	5,805,438
Impairment	-
Balance at December 31, 2021	$5,805,438
Acquisition	-
Impairment	-
Balance at December 31, 2022	$5,805,438